Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings per Share
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
(In millions except per share amounts)	2013	2012	2011

Income from Continuing Operations	$1,279.1	$1,258.4	$1,023.4
(Loss) Income from Discontinued Operations	(0.7)	(19.2)	1.7
(Loss) Gain on Disposal of Discontinued Operations, Net	(5.1)	(61.3)	304.8

Net Income	$1,273.3	$1,177.9	$1,329.9

Basic Weighted Average Shares	360.3	363.8	380.8
Plus Effect of:
Convertible debentures	—	—	0.6
Equity forward arrangement	1.8	—	—
Stock options and restricted units	3.7	2.8	3.4

Diluted Weighted Average Shares	365.8	366.6	384.8

Basic Earnings per Share:
Continuing operations	$3.55	$3.46	$2.69
Discontinued operations	(.02)	(.22)	.80

	$3.53	$3.24	$3.49

Diluted Earnings per Share:
Continuing operations	$3.50	$3.43	$2.66
Discontinued operations	(.02)	(.22)	.80

	$3.48	$3.21	$3.46